Loans - Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 28,638,811.1	$ 335,231.3	₨ 26,793,047.4
Less: Allowance for credit losses	535,829.3	6,272.1	457,346.5	$ 5,353.4	₨ 365,164.5	₨ 372,671.8
Total	28,102,981.8	328,959.2	26,335,700.9
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	37,447.6		29,948.9		33,835.5	41,769.4
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	135,769.7		116,999.6		99,634.4	111,566.4
Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	97,669.1		75,300.5		63,974.8	49,055.0
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	38,049.2		32,096.1		31,130.6	31,750.9
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	15,520.9		9,906.8		3,269.9	2,692.2
Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	111,682.5		80,453.8		72,012.4	61,437.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	21,531,565.4	252,037.5	19,590,408.1
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,550,907.4	18,154.1	1,378,523.1
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,426,193.3	40,105.3	3,119,246.7
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	4,967,690.0	58,149.2	4,207,836.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,862,193.6	21,797.9	1,619,602.9
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,141,179.0	83,591.0	6,993,168.0
Retail Loans | Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,583,402.1	30,240.0	2,272,031.2
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,107,245.7	$ 83,193.8	7,202,639.3
Less: Allowance for credit losses	₨ 99,690.3		₨ 112,640.8		₨ 61,306.9	₨ 74,400.9